COMMITMENTS AND CONTINGENCIES (Details) $ in Millions	Jun. 30, 2018 USD ($)
Disclosure of contingent liabilities [line items]
Purchase commitments	$ 136
Operating leases	21
Reforestation obligation	3
Commitments	160
Less than 1 Year
Disclosure of contingent liabilities [line items]
Purchase commitments	34
Operating leases	6
Reforestation obligation	1
Commitments	41
1–5 Years
Disclosure of contingent liabilities [line items]
Purchase commitments	51
Operating leases	9
Reforestation obligation	1
Commitments	61
Thereafter
Disclosure of contingent liabilities [line items]
Purchase commitments	51
Operating leases	6
Reforestation obligation	1
Commitments	$ 58